Interests in Other Entities (Details) - Schedule of Subsidiaries	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Immuron Inc. [Member]
Disclosure of subsidiaries [line items]
Place of business/ country of incorporation	United States
Ownership interest held by the group	100.00%	100.00%
Immuron Canada Limited [Member]
Disclosure of subsidiaries [line items]
Place of business/ country of incorporation	Canada
Ownership interest held by the group	100.00%	100.00%
Anadis EPS Pty Ltd [Member]
Disclosure of subsidiaries [line items]
Place of business/ country of incorporation	Australia
Ownership interest held by the group	100.00%	100.00%